EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE CALIFORNIA MUNICIPAL INCOME FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

Supplement to Prospectus dated February 1, 2013

1.   The following replaces “Portfolio Manager” in “Fund Summaries – National Municipal Income Fund”:

Thomas M. Metzold, Vice President of BMR, has managed the Fund since 1993.

Craig R. Brandon, Vice President of BMR, has managed the Fund since 2013.

2   The following replaces the fifth paragraph under “Management and Organization”:

Cynthia J. Clemson is the portfolio manager of the AMT-Free Fund (since November 1, 2005) and the California Fund (since February 1, 1996).  Craig Brandon is the portfolio manager of the Massachusetts Fund (since February 2010), the New York Fund (since October 17, 2005) and a portfolio manager of the National Fund (since 2013).  Thomas M. Metzold is a portfolio manager of the National Fund (since 1993).  William H. Ahern, Jr. is the portfolio manager of the Ohio Fund (since October 17, 2005).  Each portfolio manager is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios.

August 1, 2013	7009-8/13 TFC2/1PS1

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE CALIFORNIA MUNICIPAL INCOME FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

Supplement to Statement of Additional Information dated February 1, 2013

1.   The following replaces the second paragraph in “Portfolio Managers.” under “Investment Advisory and Administrative Services”:

The following table shows the dollar value of shares of a Fund beneficially owned by its portfolio manager(s) as of the Fund’s most recent fiscal year ended September 30, 2012 and in the Eaton Vance Family of Funds as of December 31, 2012.  The purpose of each state Fund is to provide tax-exempt income to persons subject to taxation in a particular state.  In most cases, a Fund’s portfolio manager is not subject to such taxation.  In addition, in most cases, each state Fund’s shares are not registered for sale in the state of the portfolio manager’s residence.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in all Registered Funds in the Eaton Vance Family of Funds
AMT-Free Fund
Cynthia J. Clemson	$100,001 - $500,000	over $1,000,000
California Fund
Cynthia J. Clemson	None	over $1,000,000
Massachusetts Fund
Craig R. Brandon	None	$500,001 - $1,000,000
National Fund
Thomas M. Metzold	over $1,000,000	over $1,000,000
Craig R. Brandon	None*	$500,001 - $1,000,000
New York Fund
Craig R. Brandon	None	$500,001 - $1,000,000
Ohio Fund
William H. Ahern, Jr.	None	over $1,000,000

* As of June 30, 2013

August 1, 2013